SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF LONG-LIVED ASSETS

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Years Ended December 31
	2025	2024	2023
Revenues	$2,053,466	$-	$-
Less:
Cost of revenues (i)	1,970,448	-	-
Provision for and reversal from warranty liability	82,139	-	-
Staff cost	286,360	99,537	-
Lease expense	26,719	71,714	-
Depreciation and amortization expense	43,852	-	-
Professional fee	945,885	1,746,526	-
Interest expense (income)	469,577	(34,219)	-
Earnout shares	-	9,000,000	-
Other segment items (ii)	330,502	(59,981)	-

Segment net loss	(2,102,016)	(10,823,577)	-

Consolidated net loss	$(2,102,016)	$(10,823,577)	-

(i)	Cost of revenues excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).